Loss Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Series A Senior Convertible Preferred Shares [Member]
Loss Per Share (Details) [Line Items]
Potential common share	20,871,528	4,450,460
Series B Senior Convertible Preferred Shares [Member]
Loss Per Share (Details) [Line Items]
Potential common share	20,871,528